ABERDEEN FUNDS

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund (formerly, Aberdeen Focused U.S. Equity Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China A Share Equity Fund

Aberdeen Emerging Markets Sustainable Leaders Fund (formerly, Aberdeen International Equity Fund)

Aberdeen Global Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Absolute Return Strategies Fund

Aberdeen International Small Cap Fund

Aberdeen Intermediate Municipal Income Fund

Aberdeen U.S. Sustainable Leaders Fund (formerly, Aberdeen U.S. Multi-Cap Equity Fund)

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen Short Duration High Yield Municipal Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Aberdeen Ultra Short Municipal Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 23, 2021 to the Funds’ Statement of Additional Information (“SAI”) dated February 26, 2021, as supplemented to date

Mr. Martin Gilbert, the former co-CEO of SLA plc, has resigned as an interested Trustee from the Board of Trustees of Aberdeen Funds effective immediately.  All references to Martin Gilbert in the SAI are hereby deleted.

Effective immediately, the following replaces the table in the section entitled “BOARD OF TRUSTEES AND OFFICERS OF THE TRUST” starting on page 127 of the Funds’ SAI:

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

(“INDEPENDENT TRUSTEES”)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF REGISTERED INVESTMENT COMPANIES (“RICs”) CONSISTING OF INVESTMENT PORTFOLIOS (“PORTFOLIOS”) OVERSEEN **	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
Radhika Ajmera**** Year of Birth: 1964	Trustee since February 2020

Ms. Ajmera has been an Independent Trustee of Aberdeen Funds since February 2020.  She is also an independent non-executive director of Aberdeen Asia-Pacific Income Investment Company Limited (Canadian investment fund) since June 2015. She has also held a number of UK closed end fund non-executive directorships.

			5 RICs consisting of 21 Portfolios	None.
P. Gerald Malone**** Year of Birth: 1950	Trustee since December 2007	Mr. Malone currently serves as an independent director of Bionik Laboratories Corp., a US healthcare company, since	10 RICs consisting of 26	Director of Medality Medical since 2019 .

Chairman of the Board

2018. He previously served as Independent Chairman of UK companies Crescent OTC Ltd (pharmaceutical services) until February 2018; and fluidOil Ltd. (oil services) until June 2018. Director of U.S. company Rejuvenan Global Health Inc. (wellbeing services) from 2015 to 2017.

			Portfolios	and Bionik Laboratories Corporation since 2018
Neville J. Miles**** Year of Birth: 1946	Trustee since December 2011	Mr. Miles is a non-executive director of a number of Australian and overseas companies and serves as Chairman of Ballyshaw Pty. Ltd. (share trading, real estate development and investment).	4 RICs consisting of 20 Portfolios	None.
Rahn K. Porter**** Year of Birth: 1954	Trustee since September 2016

Mr. Porter is the Principal at RPSS Enterprises (consulting) since 2019. He was the Chief Financial and Administrative Officer of The Colorado Health Foundation from 2013 to 2019 and served as Director of BlackRidge Financial Inc. from 2004 to 2019.

			3 RICs consisting of 19 Portfolios	Director of CenturyLink Investment Management Company until from 2006 to 2016.
Steven N. Rappaport**** Year of Birth: 1948	Trustee since September 2016	Mr. Rappaport has been a Partner of Lehigh Court, LLC (private investment firm) and RZ Capital LLC (private investment firm) since 2004.	2 RICs consisting of 18 Portfolios

Director of iCAD, Inc. (a surgical and Medical instruments and apparatus company) from 2006 to 2018; Director of Credit Suisse Funds (9) since 1999; Director of Credit Suisse Asset Management Income Fund, Inc. since 2005; and Director of Credit Suisse NEXT Fund since 2013; and Director of Credit Suisse Park View Fund until 2016.

Warren C. Smith**** Year of Birth: 1955	Trustee since December 2007

Mr. Smith has been a founding partner of MRB Partners Inc. (independent investment research and consultancy firm) since 2010. He has been a Director of Aberdeen Asia-Pacific Income Investment Company Limited (Canadian investment fund) since 1993.

			1 RIC consisting of 17 Portfolios	None.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

(“INTERESTED TRUSTEES”)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF RICs CONSISTING OF PORTFOLIOS OVERSEEN **	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
Stephen Bird****† Year of Birth: 1967	Trustee since June 2021

Mr. Bird joined the Board of SLA plc in July 2020 as Chief Executive-Designate, and was formally appointed Chief Executive Officer in September 2020. Previously, Mr. Bird served as chief executive officer of global consumer banking at Citigroup from 2015, retiring from the role in November 2019. His responsibilities encompassed all consumer and commercial banking businesses in 19 countries, including retail banking and wealth management, credit cards, mortgages, and operations and technology supporting these businesses. Prior to this, Mr. Bird was chief executive for all of Citigroup’s Asia Pacific business lines across 17 markets in the region, including India and China. Mr. Bird joined Citigroup in 1998, and during his 21 years with the company he held a number of leadership roles in banking, operations and technology across its Asian and Latin American businesses. Before this, he held management positions in the UK at GE Capital — where he was director of UK operations from 1996 to 1998 — and at British Steel.

			10 RICs consisting of 26 Portfolios	None.

*	Each Trustee holds office for an indefinite term until his successor is elected and qualified.
**

The Aberdeen Fund Complex consists of the Trust, which currently consists of 17 portfolios, Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan

Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Dynamic Dividend Fund, Aberdeen Global Premier Properties Fund, Aberdeen Total Dynamic Dividend Fund, Aberdeen Standard Global Infrastructure Income Fund Inc., Aberdeen Investment Funds (consisting of 4 portfolios) and Aberdeen Standard Investments ETFs (consisting of 2 portfolios).

***

Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

****	Each Trustee may be contacted by writing to the Trustee c/o Aberdeen Standard Investments Inc., 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, Attn: Megan Kennedy.
†	Mr. Bird is considered to be an “interested person” of the Trust as defined in the 1940 Act because of his affiliation with the Adviser.

Effective immediately, the following replaces the first paragraph in the section entitled “Additional Information about the Board of Trustees” starting on page 131 of the Funds’ SAI:

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustee possesses the requisite experience, qualifications, attributes and skills to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, Subadvisers, other service providers, counsel and independent auditor; and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Funds. A Trustee’s ability to perform his duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a Trustee of the Trust and other funds/portfolios in the Aberdeen fund complex, other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences. In this regard, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee in addition to the information set forth in the table above: Ms. Ajmera, financial services, investment management and executive experience and board experience with investment management and fund companies; Mr. Bird, investment management experience as the Chief Executive Officer of Standard Life Aberdeen plc and executive experience with other financial services and banking companies; Mr. Malone, legal background and public service leadership experience, board experience with other public and private companies, and executive and business consulting experience; Mr. Miles, financial services, investment management and executive experience and board experience with various Australian public and private companies; Mr. Porter, financial, accounting and executive experience with other companies and board experience with investment management and fund companies; Mr. Rappaport, financial services, investment management and executive experience with private investment firms and board experience with other public and private companies, including fund companies; and Mr. Smith, experience as managing editor and director of a financial publications firm.

Effective immediately, the following replaces the first paragraph in the section entitled “Board and Committee Structure” starting on page 132 of the Funds’ SAI:

The Board of Trustees is composed of six Independent Trustees and one Interested Trustee, Stephen Bird. The Board has appointed Mr. Malone, an Independent Trustee, as Chairman. The Chairman presides at meetings of the Trustees, participates in the preparation of the agenda for meetings of the Board, and acts as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified herein, the designation of the Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.

Effective immediately, the following replaces the table in the section entitled “Ownership of Shares of Aberdeen Funds” starting on page 135 of the Funds’ SAI:

INDEPENDENT TRUSTEES

Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
Radhika Ajmera	Aberdeen Emerging Markets Fund $10,001 - $50,000	$10,001 - $50,000
P. Gerald Malone	Aberdeen China A Fund $1 - $10,000 Aberdeen Emerging Markets Fund $1 - $10,000 Aberdeen Emerging Markets Sustainable Leaders Fund $1 - $10,000	$10,001 - $50,000
Neville J. Miles	Aberdeen Emerging Markets Fund $10,001 - $50,000	$10,001 - $50,000
Rahn K. Porter	Aberdeen Emerging Markets Fund $10,001 - $50,000	$10,001 - $50,000
Steven N. Rappaport	Aberdeen Emerging Markets Fund $50,001 - $100,000 Aberdeen Emerging Markets Sustainable Leaders Fund $10,001 - $50,000 Aberdeen Global Equity Fund $10,001 - $50,000	$100,001-$500,000
Warren C. Smith	Aberdeen Emerging Markets Fund $10,001 - $50,000	$10,001 - $50,000

INTERESTED TRUSTEE

Name	Fund/Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in Registered Investment Companies Overseen by Trustee in the Family of Investment Companies*
Stephen Bird**	None	None

*

As of December 31, 2020, the Family of Investment Companies consisted of the Trust, which contained 19 portfolios, Aberdeen Investment Funds (consisting of 4 portfolios) and Aberdeen Standard Investments ETFs (consisting of 2 portfolios); however, each Trustee did not serve on the Board of every fund in such Family of Investment Companies. Ownership information is provided with respect to only those funds that each Trustee oversaw as of December 31, 2020.

**	As of June 16, 2021.

Effective immediately, the following replaces the table in the section entitled “Compensation of Trustees” on page 136 of the Funds’ SAI:

INDEPENDENT TRUSTEES

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Radhika Ajmera**	$69,681	None	None	$160,481
P. Gerald Malone	$112,500	None	None	$495,548
Rahn K. Porter	$106,750	None	None	$198,750
Steven N. Rappaport	$98,000	None	None	$161,000
Neville J. Miles	$98,000	None	None	$255,500
Warren C. Smith	$98,000	None	None	$144,500

INTERESTED TRUSTEE

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Stephen Bird***	None	None	None	None

*

As of October 31, 2020, the Aberdeen Fund Complex consisted of the Trust, which contained 19 portfolios, as well as Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Dynamic Dividend Fund, Aberdeen Global Premier Properties Fund, Aberdeen Total Dynamic Dividend Fund, Aberdeen Standard Global Infrastructure Income Fund, Inc., Aberdeen Investment Funds (consisting of 4 portfolios) and Aberdeen Standard Investments ETFs (consisting of 2 portfolios).

**	Ms. Ajmera joined the Board as a Trustee in February 2020.
***	Mr. Bird joined the Board as a Trustee in June 2021.

Effective immediately, the following replaces the third paragraph in the section entitled “Aberdeen Standard Investments Inc.” starting on page 139 of the Funds’ SAI:

Aberdeen Standard, located at 1900 Market Street, Suite 200, Philadelphia, Pennsylvania 19103, is indirectly owned by Standard Life Aberdeen plc. Stephen Bird, Trustee of the Trust, is the CEO of Standard Life Aberdeen plc.

Please retain this Supplement for future reference.